Risk information - Maximum exposure to credit risk (Details) € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2021 SEK (kr)
Risk information
Risk weight for standardized approach when no external rating is available		100.00%
Annual turnover limit for classification as small or medium-sized enterprise | €	€ 50
Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		kr 82,579	kr 65,262
Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		359,582	309,354
Cash and cash equivalents | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		4,060	11,128
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		15,049	10,884
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		57,226	45,959
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		54,528	46,736
Loans to credit institutions | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		20,374	12,891
Loans to the public | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		280,620	238,599
Derivatives | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		kr 10,304	kr 8,419